FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 6 –  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.	Financial risk factors

The Group is exposed to a variety of financial risks: credit, liquidity and market risks as part of its normal course of business. The Group's risk management objective is to monitor risks and minimize the possible influence that results from this exposure, according to its evaluations and expectations of the parameters that affect the risks. The Group did not enter into hedging transactions in 2018, 2019 and 2020.

1. Risk Management

Risk management is carried out by the financial division under policies and/or directions resolved and approved by the audit committee and the board of directors.

2. Market risks

(a) Description of market risks

Cash flow risk due to interest rate changes and CPI changes

The Group is exposed to fluctuations in the Israeli Consumer Price index (CPI). See also note 19.

Furthermore, the Group's notes payable bearing variable interest rate cause cash flow risks. Based on simulations performed, an increase (decrease) of 1% interest rates during 2020 in respect of the abovementioned financial instruments would have resulted in an annual increase (decrease) in interest expenses of NIS 2 million.

Foreign exchange risk

The Group's operating profit and cash flows are exposed to currency risk, mainly due to trade receivables and trade payables denominated in USD.

Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2020	NIS 3.215	NIS 3.944	223.11 points
2019	NIS 3.456	NIS 3.878	224.67 points
2018	NIS 3.748	NIS 4.292	223.33 points
Increase (decrease) during the year:
2020	(7.0)%	1.7%	(0.7)%
2019	(7.8)%	(9.6)%	0.6%
2018	8.1%	3.3%	0.8%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Sensitivity analysis:
An increase (decrease) of 2% in the CPI as at December 31, 2019, and 2020 would have decreased (increased) equity and profit by NIS 2 million, for each of the years ended December 31, 2019 and 2020, assuming all other variables remain constant.

An increase (decrease) of 5% in the USD exchange rate as at December 31, 2019 and 2020 would have decreased (increased) equity and profit by NIS 5 million and NIS 3 million, for the years ended December 31, 2019 and 2020 respectively, assuming that all other variables remain constant.

(b) Analysis of linkage terms of financial instruments balances

	December 31, 2020
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4	370		376
Short term deposits			411		411
Trade receivables*	29	7	524		560
Other receivables			7		7

Non- current assets
Long term deposits			155		155
Trade receivables			232		232
Total assets	31	11	1,699	-	1,741

Current liabilities
Current maturities of notes payable and
borrowings			290		290
Trade payables*	92	11	534	29	666
Payables in respect of employees			52		52
Other payables			18		18
Lease liabilities	1			119	120

Non- current liabilities
Notes payable			1,219		1,219
Borrowings from banks			86		86
Financial liability at fair value			4		4
Other non-current liabilities			30		30
Lease liabilities	2			580	582
Total liabilities	95	11	2,233	728	3,067

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	104
Set-off	(68)
Trade receivables, net	36

Trade payables gross amounts	171
Set-off	(68)
Trade payables, net	103

	December 31, 2019
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	35		264		299
Short term deposits			552		552
Trade receivables*	45	12	567		624
Other receivables			15		15

Non- current assets
Trade receivables			250		250
Total assets	80	12	1,648	-	1,740

Current liabilities
Current maturities of notes payable and
borrowings			366		366
Trade payables*	194	12	493	17	716
Payables in respect of employees			79		79
Other payables			12		12
Lease liabilities	1			130	131

Non- current liabilities
Notes payable			1,276		1,276
Borrowings from banks			138		138
Financial liability at fair value			28		28
Lease liabilities	3			483	486
Total liabilities	198	12	2,392	630	3,232

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	126
Set-off	(69)
Trade receivables, net	57

Trade payables gross amounts	275
Set-off	(69)
Trade payables, net	206

(c)  Details regarding financial liability at fair value

The notional amounts of financial liability at fair value (see note 15(6)) with respect to Notes series G option warrants as at December 31, 2020 is NIS 27 million. The fair value was estimated assuming the options will be exercised on the last day possible. The following table describes the changes in the liability during 2019 and 2020:

New Israeli Shekels in millions

Balance as at January 1, 2019	-
Issuance	37
Finance costs	7
Exercise	(16)
Balance as at December 31, 2019	28
Finance costs	3
Exercise	(27)
Balance as at December 31, 2020	4

3.   Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's trade receivables, from cash and cash equivalents, short-term and long-term deposits and other receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group conducts credit evaluations on receivables of certain types over a certain amount, and requires collaterals against them. The impairment requirements are based on an expected credit loss model. Accordingly, the financial statements include appropriate allowances for expected credit losses. See also note 2(j)(2).

The face amount of financial assets represents the maximum credit exposure, see note 6(c).

The cash and cash equivalents and short-term and long-term deposits are held in leading Israeli commercial banks, rated by Standard & Poor's Maalot at ilAAA/stable.

Deposits at December 31, 2020 are deposited with remaining maturity of 1 to 18 months and bear annual unlinked fixed interest of between 0.4% and 0.6%.

The trade receivables are significantly widespread, and include individuals and businesses, and therefore have no representing credit rating.

See also note 7 as to the assessment by aging of the trade receivables and related allowance for credit losses.

4. Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, without incurring unacceptable losses or risking damage to the Group's reputation. The Group's policy is to ensure that it has sufficient cash and cash equivalents to meet expected operational expenses and financial obligations.

Maturities (undiscounted) of financial liabilities as of December 31, 2020:

	2021	2022	2023	2024 to 2025	2026 and thereafter	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series D	109					109
Notes payable series F	128	128	128	128		512
Notes payable series G		82	82	165	495	824
Borrowing P	30	29				59
Borrowing Q	23	23	23	10		79
Expected interest payments of
long term borrowings and notes
payables	47	41	35	51	33	207
Lease liabilities	135	111	95	149	296	786
Trade and other payables	719					719
Total	1,191	414	363	503	824	3,295

Trade payables as of December 31, 2020 include balances in respect of reverse factoring of NIS 1 million that are due between January 2021 and March 2021.

See note 15 in respect of borrowings and notes payable.

b.      Capital risk management

Credit rating: According to Standard & Poor's Maalot ("S&P Maalot") credit rating, of August 10, 2020, S&P Maalot reaffirmed the Company's ilA+ credit rating and updated the Company's rating outlook from “Negative” to “Stable”.

See note 15(7) regarding financial covenants.

c.	Fair values of financial instruments

As detailed in note 2(j) the financial instruments are categorized as following:

Fair Value through Profit or Loss (FVTPL); Amortized Cost (AC). See also note 15 in respect of borrowings and notes payable and note 7 with respect to trade receivables.

The financial instrument that is categorized as FVTPL is a financial liability at fair value. Its fair value is calculated by discounting estimated future cash flows based on the terms and maturity of each contract and using forward rates for a similar instrument at the measurement date. All significant inputs in this technique are observable market data and rely as little as possible on entity specific estimates, see also note 6(a)(2)(c).

There were no transfers between fair value levels during the year.

Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2019			December 31, 2020
	Category	Carrying amount	Fair value	Interest rate used (**)	Carrying amount	Fair value	Interest rate used (**)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	299	299		376	376
Short term deposits	AC	552	552		411	411
Long term deposits (***)					155	155
Trade receivables	AC	874	876	4.00%	792	794	3.60%
Other receivables (*)	AC	16	16		7	7
Liabilities
Notes payable series D	AC	218	219	Market quote	109	110	Market quote
Notes payable series F	AC	1,021	1,040	Market quote	512	524	Market quote
Notes payable series G	AC	350	383	Market quote	824	939	Market quote
Financial liability at fair value	FVTPL
	Level 3	28	28		4	4
Other non-current liabilities (*)	AC				30	30
Trade and other payables (*)	AC	800	800		719	719
Borrowing P	AC	89	90	1.42%	59	60	0.84%
Borrowing Q	AC	102	105	1.42%	79	82	0.93%
Lease liabilities	AC	617	623	2.12%	702	702	2.04%

(*)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(**)
The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.

(***)	At December 31, 2020, long-term deposits are deposited for a period ending in June 2022.